RIGHT-OF-USE ASSETS AND OPERATING LIABILITIES	12 Months Ended
Dec. 31, 2022
RIGHT-OF-USE ASSETS AND OPERATING LIABILITIES
RIGHT-OF-USE ASSETS AND OPERATING LIABILITIES

8.      RIGHT-OF-USE ASSETS AND OPERATING LIABILITIES

The following table presents the Group's right-of-use assets and operating lease liabilities as of the respective balance sheet dates:

	December 31
	2021	2022
	RMB’000	RMB’000	US$’000
Right-of-use assets	3,400	—	—

Operating lease liabilities - current	2,565	—	—
Operating lease liabilities - non-current	905	—	—
Total operating lease liabilities	3,470	—	—

During year ended December 31, 2022, cash payment for operating leases was nil.

During year ended December 31, 2020, 2021 and 2022, the Group incurred total operating lease expenses of RMB 4,307,000, RMB 2,034,000 and RMB nil (US$nil), respectively.